UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21256

Rock Canyon Funds

(Exact name of registrant as specified in charter)

3651 N. 100 E., Suite 275, Provo, UT 84604

(Address of principal executive offices) (Zip code)

Jonathan Ferrell, Rock Canyon Advisory Group, Inc.,

3651 N. 100 E., Suite 275, Provo, UT  84604

(Name and address of agent for service)

With copy to:

Donald S. Mendelsohn, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant's telephone number, including area code: (801) 375-2500

Date of fiscal year end:  September 30

Date of reporting period: September 30, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

ANNUAL REPORT

Top Flight Fund

September 30, 2003

(graphic omitted)

Rock Canyon

Advisory Group, Inc.

3651 N 100 E #275

Provo, Utah, 84604

801-370-1121 (p)

801-370-1111 (f)

26 November 2003

Dear Fellow Shareholders:

During the Top Flight Fund’s inaugural year, the Fund significantly outperformed the S&P 500, as well as most other equity benchmarks.

The Fund’s strategy of investing in stocks that exhibit characteristics which are being favored by investors in the current marketplace has performed just as I had expected.  The market environment has been favorable in general for equities, but has rewarded specific styles noticeably greater than others at specific times along the way.

The Fund emphasized small-cap growth stocks during the first two quarters, and switched to emphasizing mid-cap value stocks during the most recent quarter.  Valuation measures, earnings estimate revisions, and earnings surprises are currently the dominant factors driving equity performance.

The portfolio continues to turn over at a remarkably high rate, but I have continued to try to reduce the cost of trading the portfolio as much as possible.  Thus far, the costs of frequent trading in the portfolio have been more than matched by the success of the model in generating capital gains from the Fund’s portfolio.

The Fund’s market timing model has at times been very successful at predicting short-term market direction this year, but has been unsuccessful at other times.  I want to stress that the value of the timing operations of the Fund can be felt even when the model is less than stellar at predicting market direction.  Even when untimely hedging in the Fund’s portfolio places a drag on upside performance, it decreases day-to-day volatility and correlation to the stock market, making the Top Flight Fund a better diversifier within a complete investment program.

The bull market that has seen stocks rally a significant distance from the lows of October 2002 is now mature.  That does not necessarily mean that it should end soon, but it is likely that the small growth stocks that were so explosive in the second quarter will pass their market leadership on to more value-oriented issues.  This environment should provide the perfect opportunity for the Fund’s strategy to continue its success.

I would like to extend my appreciation to you for the trust you have placed in me.

Sincerely,

Jonathan N. Ferrell

President

TOP FLIGHT FUND

Performance Illustration

Comparison of change in value of a $10,000 investment in

Top Flight Fund

and Standard & Poor’s 500 Index

	Total Return 6 Month Period Ended 9-30-2003	Total Return Since Inception*	Value of a $10,000 Investment Since Inception*
Top Flight Fund	57.33%	43.80%	$14,380
S&P 500	17.42%	13.20%	$11,320

* Period beginning December 31, 2002 (commencement of operations)

Comparison of Changes in Value of $10,000 Since Inception (December 31, 2002)

Top Flight Fund

Total Return

For the Period Ended September 30, 2003:  43.80%

S&P 500 Index

Total Return

For the Period Ended September 30, 2003:  13.20%

The chart shows the value of a hypothetical initial investment of $10,000 in TOPFX and the Standard & Poor’s 500 Index made on December 31, 2002 (commencement of operations).  The Fund’s return represents past performance and does not predict future results.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The Standard & Poor’s 500 Index does not reflect expenses, which have been deducted from the Fund’s return.  Investing in the Fund involves certain risks that are discussed in the Fund’s prospectus.  Please read the prospectus carefully before you invest or send money.

Top Flight Fund

			Schedule of Investments
			September 30, 2003
Shares/Principal Amount		Market Value	% of Assets

COMMON STOCKS
Air Transportation Scheduled
7,100	Expressjet Holdings, Inc. *	97,980	0.67%

Beverages
8,400	Pepsi Bottling Group, Inc.	172,872	1.19%

Bituminous Coal and Lignite Surface Mining
1,300	Alliance Resource Partners LP	38,558
4,500	Peabody Energy Corp.	141,255
		179,813	1.24%

Cement, Hydraulic
4,000	Cemex S.A. de C.V. ADR	99,800	0.69%

Commercial Banks, NEC
1,600	Royal Bank CDA Montreal	70,272	0.48%

Crude Petroleum and Natural Gas
4,100	Anadarko Petroleum Corp.	171,216
3,600	Devon Energy Corp.	173,484
2,400	Gulfterra Energy Partners, LP	96,240
5,000	Occidental Petroleum Corp.	176,150
8,400	Pengrowth Energy Trust Unit	107,604
4,300	Petrochina Co. ADR	144,050
3,900	Pogo Producing Co.	176,670
8,600	XTO Energy Corp.	180,514
		1,225,928	8.43%

Deep Sea Foreign Transportation of Freight
2,800	Overseas Shipholding Group, Inc.	72,380
2,400	Teekay Shipping Corp.	101,520
		173,900	1.20%

Electric and Other Services Combined
4,800	Alliant Energy Corp.	105,600
7,300	Nisource, Inc.	145,854
		251,454	1.73%

Electric Services
4,500	Cleco Corp.	73,395
2,900	Dominion Resources, Inc.	179,510
4,800	DTE Energy Co.	177,360
10,100	Duke Energy Co.	179,881
11,400	Teco Energy, Inc.	158,004
		768,150	5.28%

Fire, Marine and Casualty Insurance
4,800	Allstate Corp.	175,344
2,100	Arch Capital Group, Ltd. *	69,447
2,400	Mercury General Corp.	107,448
4,600	St. Paul Companies	170,522
		522,761	3.59%

Food and Kindred Products
4,100	Altria Group, Inc.	179,580	1.23%

Hospital and Medical Services Plans
4,000	Cigna Corp.	178,600
3,500	Mid-Atlantic Medical Services, Inc. *	179,795
4,900	Oxford Health Plans, Inc. *	202,419
		560,814	3.85%

Insurance Agents, Brokers and Service
3,300	Hartford Financial Services Group	173,679	1.19%

Investment Advice
3,100	Alliance Capital Management Holding LP	103,788	0.71%

Land Subdividers and Developers
2,600	Pulte Homes, Inc.	176,826	1.22%

Life Insurance
2,100	IPC Holdings, Ltd.	73,584
3,200	Sun Life Financial, Inc.	69,280
		142,864	0.98%

Mortgage Bankers and Loan Correspondents
4,300	American Home Mortgage Holdings, Inc.	75,551
2,500	Countrywide Financial Corp.	195,700
5,800	Greenpoint Financial Corp.	173,188
6,500	New Century Financial Corp.	184,405
		628,844	4.32%

National Commercial Banks
2,400	Bank of America Corp.	187,296
5,800	National City Corp.	170,926
1,747	Southwest Bancorp, Inc.	29,280
		387,502	2.66%

Natural Gas Distributor
2,500	WGL Holdings, Inc.	68,950	0.47%

Operative Builders
2,200	Centex Corp.	171,336
1,400	Dominion Homes, Inc. *	36,358
3,000	Hovnanian Enterprises, Inc. Class A *	193,110
2,900	KB Home	173,014
2,500	Ryland Group	183,275
3,800	Standard Pacific Corp.	144,286
		901,379	6.20%

Petroleum Refining
6,200	Marathon Oil Corp.	176,328
4,600	Valero Energy Corp.	176,042
		352,370	2.42%

Real Estate Investment Trusts
10,300	Annaly Mortgage Management, Inc.	169,126
6,400	Anthracite Capital , Inc.	61,568
9,800	Anworth Mortgage Asset Corp.	139,944
3,700	Apartment Investment & Management, Co. Class A	145,262
2,900	Correctional Properties Trust	72,355
2,000	Colonial Properties Trust	72,020
10,200	Friedman Billings Ramsey Group, Inc. Class A	175,950
3,300	Hospitality Properties Trust	115,467
10,600	MFA Mortgage Investments, Inc.	100,912
5,000	Senior Housing Properties Trust	72,050
5,600	Thornburg Mortgage, Inc.	141,792
3,800	Winston Hotels, Inc.	34,960
		1,301,406	8.94%

Regional Banks
2,500	Sysquehanna Bancshares	64,250	0.44%

Retail-Drug Stores and Proprietary Stores
4,700	Omnicare, Inc.	169,482
12	Medco Health Solutions, Inc.	322
		169,804	1.17%

Retail- Grocery
8,400	Albertsons, Inc.	172,788	1.19%

Savings Institution- Federally Chartered
8,200	Flagstar Bancorp, Inc.	188,518	1.30%

Savings Institution- Not Federally Chartered
3,100	Independence Community Bank Corp.	108,841
8,200	Netbank, Inc.	102,500
5,800	New York Community Bancorp, Inc.	182,874
4,800	Washington Mutual, Inc.	188,976
		583,191	4.01%

Services-Educational Services
40,000	Edison Schools, Inc. Class A *	69,600	0.48%

Services-Health Services
443	Wellpoint Health Networks, Inc. Class A *	34,146	0.23%

Services-Management Consultants
4,900	Right Management Consultants, Inc. *	88,641	0.61%

Services-Miscellaneous Amusement and Recreation
3,000	Ameristar Casinos, Inc. *	75,090	0.52%

Services-Miscellaneous Health and Allied Services, NEC
4,500	Davita, Inc. *	143,055	0.98%

Services-Personal Services
4,200	H&R Block, Inc.	181,230	1.25%

Services-Video Tape Rental
6,700	Blockbuster, Inc	140,499	0.97%

State Commercial Banks
4,900	Fremont General Corp.	62,377	0.43%

Title Insurance
6,200	Fidelity National Financial, Inc.	186,372
4,300	First American Corp.	107,070
2,300	LandAmerica Financial Group, Inc.	105,570
		399,012	2.74%

Water Transportation
14,000	OMI Corp. *	92,680	0.64%

	Total for Common Stock	11,005,813	75.65%
	(Identified Cost - $10,769,509)

Cash and Equivalents
252,261	UMB Bank Money Market Fiduciary .357% **	252,261
2,582,000	U.S. T-Bill 9-30-2004	2,604,189
	(Identified Cost - $2,856,450)	2,856,450	19.63%

	Total Investments	13,862,263	95.28%
	(Identified Cost -$ 13,625,959)

	Other assets less liabilities	687,037	4.72%

	Net Assets	$ 14,549,300	100.00%

SECURITIES SOLD SHORT
Common Stocks		Fair Value
Biological Products
9,500	Genta, Inc. *	120,365

Communications Services
8,900	XM Satellite Class A *	137,950

Computer Communications Equipment
6,300	Iomega Corp.	70,182
8,600	Juniper Networks *	129,000
		199,182

Computer Storage Devices
10,300	EMC Corp. *	130,089

Drawing and Insulating of Nonferrous Wire
14,400	Corning, Inc. Glass Works. *	135,648

Instruments for Measuring & Testing or Electricity & Electric Signals
2,200	Ixia *	23,804

Electronic Computers
34,900	Sun Microsystems *	115,519

Pre-Packaged Software
4,100	Verisity, Inc. *	51,250

Pharmaceutical Preparations
3,300	ICOS Corp. *	126,555

Retail-Cataglog and Mail-Order Houses
3,000	Amazon.Com, Inc. *	145,290

Semiconductors and Related Devices
30,200	Atmel Corp. *	121,404
34,900	JDS Uniphase *	125,640
9,900	PMC Sierra, Inc. *	130,581
2,370	Trident Microsystems, Inc. *	30,857
2,700	Silicon Laboratories *	121,284
4,500	Xilinx, Inc. *	127,935
		657,701

Services-Business Services
6,500	Ask Jeeves.com, Inc. *	113,035

Services-Computer Integrated Systems Design
3,800	Yahoo, Inc. *	134,482

Services-Engineering, Accounting, Research, Management
4,100	Paychex *	139,810

Services-Prepackaged Software
7,500	Ascential Software Corp. *	138,750
14,100	Chinadotcom Corp. *	116,748
6,100	Concur Technologies, Inc. *	71,614
3,300	Sina Corp. *	117,843
		444,955

Special Industry Machinery, NEC
5,300	Veeco Instruments, Inc. *	105,735

Telephone and Telegraph Apparatus
62,800	Lucent Technologies *	135,648

Telephone Communications
8,100	General Communications, Inc. *	67,392

	Total (Proceeds - $3,216,129)	$ 2,984,410

The accompanying notes are an integral part of the financial statements.

Top Flight Fund

Statement of Assets and Liabilities
September 30, 2003

Assets:
Investment Securities at Market Value	$ 13,862,263
(Identified Cost -$ 13,625,959)
Cash	5,000
Due from Broker	2,790,934
Receivables:
Receivable for Securities Sold	2,361,158
Dividends and Interest	14,740
Total Assets	19,034,095
Liabilities
Securities Sold Short at Fair Value	2,984,410
(Proceeds - $3,216,129)
Accrued Expenses	24,720
Advisory Fee Payable	24,182
Payable for Securities Purchased	1,415,848
Redemptions Payable	35,635
Total Liabilities	4,484,795
Net Assets	$ 14,549,300
Net Assets Consist of:
Capital Paid In	10,541,314
Accumulated Undistributed Realized Gain (Loss) on Investments - Net	3,539,963
Unrealized Appreciation in Value
of Investments Based on Identified Cost - Net	468,023
Net Assets, for 1,012,014 Shares Outstanding	$ 14,549,300
Net Asset Value, Offering Price and Redemption Price
Per Share ($14,549,300/1,012,014 shares)	$ 14.38

The accompanying notes are an integral part of the financial statements.

Top Flight Fund

Statement of Operations
For the period December 31, 2002** through September 30, 2003
Investment Income:
Dividends	$ 45,433
Interest	55,634
Total Investment Income	101,067
Expenses: (Note 3)
Management Fees	153,985
Custodial Fees	23,993
Transfer Agent Fees	23,151
Audit Fees	13,380
Legal Fees	10,960
Printing & Mailing Fees	4,251
Registration Fee	4,123
Trustee Fees	2,744
Dividends on Securities Sold Short	1,222
Miscellaneous Expenses	751
Insurance Expense	751
Interest Expense	507
Total Expenses	239,818

Net Investment Loss	(138,751)

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on Investment Securities	3,723,040
Realized Gain (Loss) on Securities Sold Short	(44,326)
Unrealized Appreciation (Depreciation) on Investment Securities	236,304
Unrealized Appreciation (Depreciation) on Securities Sold Short	231,719
Net Realized and Unrealized Gain (Loss) on Investments	4,146,737

Net Increase (Decrease) in Net Assets from Operations	$ 4,007,986

** Commencement of Operations

The accompanying notes are an integral part of the financial statements.

Top Flight Fund

Statement of Changes in Net Assets
12/31/2002 **
to
9/30/2003
From Operations:
Net Investment Loss	$(138,751)
Net Realized Gain (Loss) on Investment Securities	3,723,040
Net Realized Gain (Loss) on Securities Sold Short	(44,326)
Net Unrealized Appreciation (Depreciation) on Investment Securities	236,304
Net Unrealized Appreciation (Depreciation) on Securities Sold Short	231,719
Increase (Decrease) in Net Assets from Operations	4,007,986

From Capital Share Transactions:
Proceeds From Sale of Shares	13,667,202
Cost of Shares Redeemed	(3,225,888)
Net Increase (Decrease) from Shareholder Activity	10,441,314

Net Increase (Decrease) in Net Assets	14,449,300

Net Assets at Beginning of Period	100,000
Net Assets at End of Period	$ 14,549,300

Share Transactions:
Issued	1,291,443
Redeemed	(289,429)
Net increase (decrease) in shares	1,002,014
Shares outstanding beginning of period	10,000
Shares outstanding end of period	1,012,014

**Commencement of Operations

The accompanying notes are an integral part of the financial statements.

Top Flight Fund

Financial Highlights
Selected data for a share outstanding throughout the period:	12/31/2002 **
	to
	9/30/2003
Net Asset Value -
Beginning of Period	$10.00
Net Investment Income/(Loss)	(0.15)
Net Gains or Losses on Securities
(realized and unrealized)	4.53
Total from Investment Operations	4.38
Net Asset Value -
End of Period	$14.38
Total Return	43.80%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	14,549

Ratio of Expenses to Average Net Assets	3.02%	*
Ratio of Net Income to Average Net Assets	-1.75%	*
Portfolio Turnover Rate	3111.32%

* Annualized
** Commencement of Operations

The accompanying notes are an integral part of the financial statements.

TOP FLIGHT FUND

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2003

1.)

ORGANIZATION

Top Flight Fund (the “Fund”) was organized as a non-diversified series of Rock Canyon Funds (the “Trust”) on November 14, 2002 and commenced operations on December 31, 2002.  The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated November 14, 2002, (the “Trust Agreement”).  The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. At present, there is only one series authorized by the Trust.  The Fund's primary investment objective is to seek long-term growth of capital.  Significant accounting policies of the Fund are presented below. The investment adviser of the Fund is Rock Canyon Advisory Group, Inc. (the “Adviser”).

2.)

SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION:

The Fund will primarily invest in common stocks and exchange traded funds.  The investments in securities are carried at market value. Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price.  Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser’s opinion, the last bid price does not accurately reflect the current value of the security.  All other securities for which over-the-counter market quotations are readily available are valued at their last bid price.  When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation.

SHORT SALES:

The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale.  A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale.

SECURITY TRANSACTION TIMING:

Security transactions are recorded on the dates transactions are entered into (the trade dates).  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Interest income is recorded as earned.  The Fund uses the identified cost basis in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.

INCOME TAXES:

There is no provision for federal income tax.  The Fund intends to qualify each year as a “regulated investment company” under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains.

ESTIMATES:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

OTHER:

Generally accepted accounting principles require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to realized short-term gains.

3.)

INVESTMENT ADVISORY AGREEMENT

The Fund has entered into an investment advisory agreement with Rock Canyon Advisory Group, Inc. (the Adviser).  The Fund is authorized to pay the Adviser a fee equal to an annual rate of 1.95% of the average daily net assets of the Fund for investment adviser services.  As a result of the above calculation, for the period of December 31, 2002 through September 30, 2003, the Adviser received management fees totaling $153,985.

4.)

RELATED PARTY TRANSACTIONS

A control person of Rock Canyon Advisory Group, Inc. also serves as a trustee and officer of the Fund.  That individual receives benefits from the Adviser resulting from management fees paid to the Adviser of the Fund.

Delta Equity Services Corp. ("Delta"), in its capacity as a registered broker-dealer, effects substantially all securities transactions for the Fund that are executed on a national securities exchange and over-the-counter transactions conducted on an agency basis.  It is anticipated that a registered representative of Delta may recommend the Fund to clients, and that, to the extent brokerage transactions are placed with Delta, the registered representative will receive a portion of the commissions.  The Adviser rents office space from Paragon Capital Management, Inc., and a principal of Paragon Capital Management, Inc. is a registered representative of Delta.

5.)

CAPITAL STOCK

The Trust is authorized to issue an unlimited number of shares without par value. Paid-in-capital at September 30, 2003, was $10,541,314 representing 1,012,014 shares outstanding.

6.)

PURCHASES AND SALES OF SECURITIES

For the period of December 31, 2002 (commencement of operations) through September 30, 2003, purchases and sales of investment securities other than U.S. Government obligations, short-term investments and securities sold short aggregated $159,932,272 and $150,254,672, respectively.  Purchases and sales of securities sold short aggregated $122,301,742 and $125,437,192, respectively.  Purchases and sales of U.S. Government obligations aggregated $9,371,486 and $6,817,890, respectively.

7.)

SECURITY TRANSACTIONS

For Federal income tax purposes, the cost of investments owned at September 30, 2003, was $13,652,425, and the proceeds for securities sold short at September 30, 2003 was $3,198,094. The difference between book cost and tax cost consist of wash sales in the amount of $44,501.

At September 30, 2003, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$566,333	($142,811)	$423,522

8.)

CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of September 30, 2003, Charles Schwab & Co. Inc. held for the benefit of others, in aggregate, more than 99% of the Fund.

1.)

 DISTRIBUTION TO SHAREHOLDERS

There were no distributions for the period of December 31, 2002 through September 30, 2003.

As of September 30, 2003, the components of distributable earnings on a tax basis were as follows:

2003
Undistributed ordinary income	$3,584,464
Undistributed long-term capital
gain/(accumulated losses)	0
Unrealized appreciation/(depreciation)	423,522
Total	$4,007,986

The difference between book basis and tax basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.

INDEPENDENT AUDITOR'S REPORT

To The Shareholders and

Board of Trustees

Top Flight Fund

We have audited the accompanying statement of asset and liabilities of the Top Flight Fund (a series of Rock Canyon Funds), including the schedule of portfolio investments as of September 30, 2003, and the related statement of operations,  the statement of changes in net assets and the financial highlights for the period of December 31, 2002 (commencement of operations) through September 30, 2003. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of investments and cash held as of September 30, 2003 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Top Flight Fund as of September 30, 2003, the results of its operations,  changes in its net assets and the financial highlights for the period of December 31, 2002 (commencement of operations) through September 30, 2003, in conformity with accounting principles generally accepted in the United States.

/s/McCurdy & Associates CPA's, Inc.

Westlake, Ohio

November 7, 2003

Board of Trustees

Jeffrey C. Beck

Larry D. Cox, CPA

Jonathan N. Ferrell

Ray J. Meyers

Paul R. Ressler

Investment Adviser

Rock Canyon Advisory Group, Inc.

3651 North 100 East, Suite 275

Provo, Utah 84604

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services

Custodian

UMB Bank, NA

Independent Auditors

McCurdy & Associates CPA’s, Inc.

Legal Counsel

Thompson Hine LLP

This report is provided for the general information of the shareholders of the Top Flight Fund. This report is not intended for distribution to prospective investors in the funds, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  Not applicable.

Item 3. Audit Committee Financial Expert.

(a)

The registrant’s board of trustees has determined that Jeffrey C. Beck is an audit committee financial expert.

He acquired his attributes through:

(1)

Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

(2)

Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

(3)

Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Reserved.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8. Reserved.

Item 9.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of December 8, 2003, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 10.  Exhibits.

(a)(1)

Exhibit Code Eth is filed herewith.

(a)(2)

Certifications required by Item 10(a)(2) of Form N-CSR are filed herewith.

(b)

Certification required by Item 10(b) of Form N-CSR is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Rock Canyon Funds

By /s/Jonathan Ferrell

*Jonathan Ferrell

Chief Executive Officer

Date December 17, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Jonathan Ferrell

*Jonathan Ferrell

Chief Executive Officer

Date December 17, 2003

By /s/Larry Cox

*Larry Cox

Chief Financial Officer

Date December 17, 2003

* Print the name and title of each signing officer under his or her signature.